Private Placement (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrant	$ 11.50	$ 11.50
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	5,013,333	5,013,333
Price of warrants	$ 1.50	$ 1.50
Proceeds from sale of warrants	$ 7.5	$ 7.5
Number of shares per warrant	1	1
Exercise price of warrant	$ 11.50	$ 11.50